Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 2,360,948	$ 1,781,705
Held-to-maturity securities	1,582,849	1,217,223
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	203,563	751,430
Available-for-sale securities	2,360,948	1,781,705
Held-to-maturity securities	1,654,666	1,191,487
Loans receivable	7,528,030	7,451,998
Covered loans	295,947	288,376
FDIC indemnification asset	64,615	87,571
FHLB stock	173,009	149,840
Customer accounts	9,090,271	8,576,618
FHLB advances and other borrowings	1,930,000	1,880,000
Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	203,563	751,430
Available-for-sale securities	2,360,948	1,781,705
Held-to-maturity securities	1,582,849	1,217,223
Loans receivable	8,070,279	7,949,892
Covered loans	300,610	289,754
FDIC indemnification asset	62,300	85,846
FHLB stock	173,009	149,840
Customer accounts	8,585,068	8,406,432
FHLB advances and other borrowings	2,064,248	2,110,223
Equity securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	101,237
Held-to-maturity securities	0	0
Equity securities | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	101,237	0
Held-to-maturity securities	0	0
U.S. agency securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	533,975	183,560
Held-to-maturity securities	0	0
U.S. agency securities | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	533,975	183,560
Held-to-maturity securities	0	0
Obligations of states and political subdivisions | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	22,545	24,844
Held-to-maturity securities	0	795
Obligations of states and political subdivisions | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	22,545	24,844
Held-to-maturity securities	0	802
Obligations of foreign governments | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Held-to-maturity securities	0	0
Obligations of foreign governments | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Held-to-maturity securities	0	0
Corporate debt securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	452,015	403,325
Held-to-maturity securities	0	0
Corporate debt securities | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	452,015	403,325
Held-to-maturity securities	0	0
Agency pass through mortgage-backed securities | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,251,176	1,169,976
Held-to-maturity securities	1,654,666	1,190,692
Agency pass through mortgage-backed securities | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,251,176	1,169,976
Held-to-maturity securities	1,582,849	1,216,421
Other debt securites | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Held-to-maturity securities	0	0
Other debt securites | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Held-to-maturity securities	$ 0	$ 0